                              SPDR(R) SERIES TRUST

                        Supplement Dated January 27, 2009
                                     to the
               Prospectus Dated January 15, 2009, as supplemented

       SPDR(R) BARCLAYS CAPITAL SHORT TERM INTERNATIONAL TREASURY BOND ETF

     The management fee of the above-listed Fund is 0.35%. The table on page 19 of the prospectus is hereby amended to reflect this change and should read as follows:

                                FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds.(1)

                                  SPDR
                                BARCLAYS        SPDR                                  SPDR
                             CAPITAL SHORT    BARCLAYS        SPDR         SPDR     BARCLAYS
                                  TERM         CAPITAL      BARCLAYS     BARCLAYS    CAPITAL
                             INTERNATIONAL  INTERMEDIATE    CAPITAL      CAPITAL    MORTGAGE
                                TREASURY     TERM CREDIT   LONG TERM   CONVERTIBLE   BACKED
                                  BOND          BOND      CREDIT BOND      BOND       BOND
                                  ETF            ETF          ETF          ETF         ETF
                             -------------  ------------  -----------  -----------  --------
SHAREHOLDER FEES
(fees paid directly from
  your investment, but see
  "Purchase and Redemption
  of Creation Units" for a
  discussion of Creation
  and Redemption
  Transaction Fees)........       0.00%         0.00%         0.00%        0.00%      0.00%
ANNUAL FUND OPERATING
  EXPENSES
(expenses that are deducted
  from a Fund's assets)(2)
  Management Fees..........       0.35%         0.15%         0.15%        0.40%      0.20%
  Distribution and Service
     (12b-1) Fees(3).......       0.00%         0.00%         0.00%        0.00%      0.00%
  Other Expenses(4),(5)....       0.00%         0.00%         0.00%        0.00%      0.00%
                                  ----          ----          ----         ----       ----
TOTAL ANNUAL FUND OPERATING
  EXPENSES.................       0.35%         0.15%         0.15%        0.40%      0.20%
                                  ====          ====          ====         ====       ====



--------

   (1) You will incur customary brokerage commissions when buying and selling Shares of a Fund.
   (2)  Expressed as a percentage of average daily net assets.
   (3) Each Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the next 12 months of operation (first year of operation). Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.

   (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service (12b-1) Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses. "Other Expenses" are therefore estimated to be less than 0.01% for the fiscal year ending June 30, 2009.

   (5) The Funds had not commenced operations as of the date of this Prospectus. "Other Expenses" (and therefore "Total Annual Fund Operating Expenses") are estimates based on the anticipated expenses that are expected to be incurred for the fiscal year ending June 30, 2009.

--------------------------------------------------------------------------------

     The table on page 20 of the prospectus under the title "Example" is hereby amended as it pertains to SPDR Barclays Capital Short Term International Treasury Bond ETF and should read as follows:

                                                       1      3
                                                     YEAR   YEARS
                                                     ----   -----
                                                      ($)    ($)
SPDR Barclays Capital Short Term International
  Treasury Bond ETF................................   36     113



--------------------------------------------------------------------------------

     The table on page 28 of the prospectus under the title "MANAGEMENT" is hereby amended as it pertains to SPDR Barclays Capital Short Term International Treasury Bond ETF and should read as follows:

SPDR Barclays Capital Short Term International Treasury
  Bond ETF.............................................  0.35%



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SPDRBCBSUPP2


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